UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pershing Square Capital Management, L.P.
Address: 888 Seventh Avenue
	 42nd floor
         New York, New York  10019

13F File Number:  28-11694

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William A Ackman
Title: Managing Member of PS Management GP, LLC, the General Partner of the Institutional Investment Manager filing this report
Phone:     212-813-3700

Signature, Place, and Date of Signing:

   /s/  William A Ackman     New York, NY/USA     August 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Confidential information has been omitted from this Form 13F report and filed separately with the Commission.

Number of Other Included Managers:         2

Form13F Information Table Entry Total:     21

Form13F Information Table Value Total:     $2,454,234 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-11695                      Pershing Square GP, LLC
2    28-11926                      Pershing Square Holdings GP, LLC

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARNES & NOBLE INC             COM              067774109    90539  3644900 SH       SOLE                  3644900        0        0
BARNES & NOBLE INC             COM              067774109    71925  2895551 SH       SHARED  1                   0  2895551        0
BORDERS GROUP INC              COM              099709107    31565  5260788 SH       SOLE                  5260788        0        0
BORDERS GROUP INC              COM              099709107    32023  5337092 SH       SHARED  1                   0  5337092        0
CADBURY PLC                    SPONS ADR        12721E102      504    10025 SH       SHARED  1                   0    10025        0
CADBURY PLC                    SPONS ADR        12721E102      635    12619 SH       SOLE                    12619        0        0
DR PEPPER SNAPPLE GROUP INC    COM              26138E109   272523 12989638 SH       SOLE                 12989638        0        0
DR PEPPER SNAPPLE GROUP INC    COM              26138E109   176014  8389630 SH       SHARED  1                   0  8389630        0
GREENLIGHT CAPITAL RE LTD      CLASS A          G4095J109     2296   100421 SH       SHARED  1                   0   100421        0
GREENLIGHT CAPITAL RE LTD      CLASS A          G4095J109     3419   149579 SH       SOLE                   149579        0        0
LONGS DRUG STORES CORP         COM              543162101     2194    52104 SH       SOLE                    52104        0        0
LONGS DRUG STORES CORP         COM              543162101     1417    33653 SH       SHARED  1                   0    33653        0
MBIA INC                       COM              55262C100     1504   342600 SH  PUT  SHARED  1                   0   342600        0
MBIA INC                       COM              55262C100     2328   530400 SH  PUT  SOLE                   530400        0        0
SEARS HLDGS CORP               COM              812350106   194520  2640779 SH       SHARED  1                   0  2640779        0
SEARS HLDGS CORP               COM              812350106   302432  4105789 SH       SOLE                  4105789        0        0
TARGET CORP                    COM              87612E106   389667  8381745 SH       SHARED  2                   0  8381745        0
TARGET CORP                    COM              87612E106      558    12000 SH  CALL SHARED  2                   0    12000        0
TARGET CORP                    COM              87612E106   521943 11227004 SH       SOLE                 11227004        0        0
WENDYS INTL INC                COM              950590109   216555  7955736 SH       SOLE                  7955736        0        0
WENDYS INTL INC                COM              950590109   139673  5131264 SH       SHARED  1                   0  5131264        0